Property, plant and equipment (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of property plant and equipment

	Computer equipment	Furniture and equipment	Vehicle	IPP facilities	Total
Cost:
Balance, June 30, 2024	$19	$57	$36	$3,578	$3,690
Additions from acquisition (note 19)	-	-	-	34,772	34,772
Dispositions	(19)	(50)	-	(79)	(148)
Foreign currency impact	-	-	-	(2)	(2)
Balance, June 30, 2025	$-	$7	$36	$38,269	38,312

Accumulated depreciation:
Balance, June 30, 2024	$16	$45	$4	$170	$235
Dispositions	(16)	(39)	-	-	(55)
Depreciation	-	1	6	2,781	2,788
Impairment (note 25)	-	-	-	837	837
Foreign currency impact	-	-	-	-	-
Balance, June 30, 2025	$-	$7	$10	3,788	3,805
Net Book Value- June 30, 2025	$-	$-	$26	$34,481	$34,507

	Computer equipment	Furniture and equipment	Vehicle	IPP facilities	Total
Cost:
Balance, June 30, 2023	$19	$50	$-	$937	$1,006
Additions from acquisition (note 19)	-	-	-	3,100	3,100
Additions	-	7	36	-	43
Reclassification to tax equity asset (note 17)	-	-	-	(475)	(475)
Foreign currency impact	-	-	-	16	16
Balance, June 30, 2024	$19	$57	$36	$3,578	$3,690

Accumulated depreciation:
Balance, June 30, 2023	$14	$43	$-	$-	$57
Depreciation	2	2	4	170	178
Balance, June 30, 2024	$16	$45	$4	$170	$235
Net Book Value- June 30, 2024	$3	$12	$32	$3,408	$3,455